Income tax and social contribution (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax and social contribution
Balance at beginning of period	R$ 31,989	R$ 15,152
Recognition in equity	0	(147)	R$ (8,653)
Recognition in profit or loss	(4,483)	10,958
Deferred tax acquired from business combination (9.5.c)	8,061
Other	1,928	5,294
Exchange variation effect	(2,357)	732
Balance at end of period	35,138	31,989	15,152
Deferred tax asset	35,138	35,297
Deferred tax liabilities	0	(3,308)
Provisions
Income tax and social contribution
Balance at beginning of period	1,677	2,038
Recognition in equity		0
Recognition in profit or loss	1,529	(437)
Deferred tax acquired from business combination (9.5.c)	0
Other	102	0
Exchange variation effect	(35)	76
Balance at end of period	3,273	1,677	2,038
Deferred tax asset	3,273	1,739
Deferred tax liabilities	0	(62)
Bonus accrued
Income tax and social contribution
Balance at beginning of period	25,768	18,447
Recognition in equity		0
Recognition in profit or loss	(5,227)	6,354
Deferred tax acquired from business combination (9.5.c)	0
Other	0	0
Exchange variation effect	470	968
Balance at end of period	21,011	25,768	18,447
Deferred tax asset	21,011	25,768
Deferred tax liabilities	0	0
Restrict stock Units
Income tax and social contribution
Balance at beginning of period	0
Recognition in profit or loss	719
Deferred tax acquired from business combination (9.5.c)	0
Other	0
Exchange variation effect	0
Balance at end of period	719	0
Deferred tax asset	719
Deferred tax liabilities	0
Lease
Income tax and social contribution
Balance at beginning of period	2,122	2,168
Recognition in equity		0
Recognition in profit or loss	408	(41)
Deferred tax acquired from business combination (9.5.c)	0
Other	0	0
Exchange variation effect	81	(5)
Balance at end of period	2,611	2,122	2,168
Deferred tax asset	2,611	2,122
Deferred tax liabilities	0	0
Other items
Income tax and social contribution
Balance at beginning of period	607	(8,629)
Recognition in profit or loss	(832)	2,630
Deferred tax acquired from business combination (9.5.c)	2,316
Other	0	6,913
Exchange variation effect	(1,326)	(307)
Balance at end of period	765	607	(8,629)
Deferred tax asset	765	2,440
Deferred tax liabilities	0	(1,833)
R&D tax credit
Income tax and social contribution
Balance at beginning of period	0
Recognition in profit or loss	0
Deferred tax acquired from business combination (9.5.c)	5,745
Other	0
Exchange variation effect	(951)
Balance at end of period	4,794	0
Deferred tax asset	4,794
Deferred tax liabilities	0
Indemnity on share-based compensation
Income tax and social contribution
Balance at beginning of period	0	214
Recognition in equity		(147)
Recognition in profit or loss		(67)
Other		0
Exchange variation effect		0
Balance at end of period		0	214
Deferred tax asset		0
Deferred tax liabilities		0
Tax loss carry amount
Income tax and social contribution
Balance at beginning of period	1,815	915
Recognition in equity		0
Recognition in profit or loss	(1,080)	2,519
Deferred tax acquired from business combination (9.5.c)	0
Other	1,826	(1,619)
Exchange variation effect	(596)	0
Balance at end of period	1,965	1,815	R$ 915
Deferred tax asset	1,965	3,228
Deferred tax liabilities	R$ 0	R$ (1,413)